Investment in joint venture - Summary of movement in asset retirement obligation (Details) - Asanko Gold Mine (AGM) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 56,148	$ 34,036
Accretion expense	550	903
Change in obligation	16,149	21,309
Reclamation undertaken during the year	(154)	(100)
Total asset retirement provisions, end of year	72,693	56,148
Total non-current portion of asset retirement provisions	(1,025)	0
Total non-current portion of asset retirement provisions	$ 71,668	$ 56,148